BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 98.3%
Australia — 8.0%
Afterpay Ltd.
(a)
................ 2,675 $ 208,928
AGL Energy Ltd. .............. 8,066 59,295
AMP Ltd. ................... 46,373 44,710
Ampol Ltd. .................. 3,273 61,272
APA Group
(b)
................. 14,138 107,951
Aristocrat Leisure Ltd. ........... 7,276 190,891
ASX Ltd. ................... 2,395 129,640
Aurizon Holdings Ltd. ........... 23,960 71,202
AusNet Services .............. 24,028 33,585
Australia & New Zealand Banking
Group Ltd. ................ 35,673 765,916
BGP Holdings plc
(a)(c)
........... 253,848 3
BHP Group Ltd. ............... 37,161 1,289,093
BHP Group plc ............... 26,489 762,672
BlueScope Steel Ltd. ........... 6,737 99,416
Brambles Ltd. ................ 18,347 147,999
CIMIC Group Ltd.
(a)
............ 1,293 17,316
Coca-Cola Amatil Ltd. ........... 6,738 68,904
Cochlear Ltd. ................ 828 133,188
Coles Group Ltd. .............. 16,964 206,869
Commonwealth Bank of Australia ... 22,379 1,468,393
Computershare Ltd. ............ 6,136 70,407
Computershare Ltd.
(a)
........... 697 7,998
Crown Resorts Ltd.
(a)
........... 4,428 39,693
CSL Ltd. .................... 5,732 1,158,460
Dexus ..................... 14,431 107,304
Evolution Mining Ltd. ........... 20,784 64,751
Fortescue Metals Group Ltd. ...... 21,176 322,735
Glencore plc
(a)
................ 125,667 493,420
Goodman Group .............. 20,847 287,863
GPT Group (The) .............. 23,998 84,185
Insurance Australia Group Ltd.
(d)
.... 28,928 103,051
Lendlease Corp. Ltd.
(b)
.......... 8,407 82,888
Macquarie Group Ltd. ........... 4,321 503,737
Magellan Financial Group Ltd. ..... 1,613 55,674
Medibank Pvt Ltd. ............. 31,798 67,777
Mirvac Group ................ 49,339 94,120
National Australia Bank Ltd. ....... 41,376 819,762
Newcrest Mining Ltd. ........... 10,271 194,039
Northern Star Resources Ltd. ...... 13,927 100,883
Oil Sear ch Ltd. ............... 25,328 79,190
Orica Ltd. ................... 5,028 53,451
Origin Energy Ltd. ............. 21,517 77,090
Qantas Airways Ltd.
(a)
........... 9,644 37,430
QBE Insurance Group Ltd. ....... 18,704 136,979
Ramsay Health Care Ltd. ........ 2,295 117,220
REA Group Ltd. ............... 701 75,858
Rio Tinto Ltd. ................ 4,632 391,483
Rio Tinto plc ................. 14,154 1,079,783
Santos Ltd. .................. 21,942 118,765
Scentre Group ................ 66,680 143,568
SEEK Ltd.
(a)
................. 4,001 87,209
Sonic Healthcare Ltd. ........... 5,750 153,763
South32 Ltd. ................. 59,618 127,949
Stockland ................... 29,531 99,133
Suncorp Group Ltd. ............ 15,622 117,698
Sydney Airport
(a)(b)
............. 17,530 82,834
Tabcorp Holdings Ltd. ........... 27,737 99,098
Telstra Corp. Ltd. .............. 51,980 134,595
TPG Telecom Ltd. ............. 4,934 23,837
Transurban Group
(b)
............ 35,045 356,275
Treasury Wine Estates Ltd. ....... 9,555 75,313
Vicinity Centres ............... 43,755 55,313
Security
Shares
Shares Value
Australia (continued)
Washington H Soul Pattinson & Co.
Ltd. ..................... 1,455 $ 35,027
Wesfarmers Ltd. .............. 14,176 569,289
Westpac Banking Corp. ......... 45,622 846,240
WiseTech Global Ltd. ........... 1,912 42,546
Woodside Petroleum Ltd. ........ 11,736 214,509
Woolworths Group Ltd. .......... 16,051 499,896
16,457,331
Austria — 0.2%
Erste Group Bank AG ........... 3,659 123,961
OMV AG ................... 1,717 87,013
Raiffeisen Bank International AG ... 1,968 43,203
Verbund AG
(d)
................ 788 57,239
voestalpine AG ............... 1,524 63,113
374,529
Belgium — 0.8%
Ageas SA ................... 2,267 136,895
Anheuser-Busch InBev SA/NV ..... 9,534 599,334
Elia Group SA/NV ............. 397 43,721
Etablissements Franz Colruyt NV ... 613 36,546
Galapagos NV
(a)
.............. 496 38,274
Groupe Bruxelles Lambert SA ..... 1,449 149,154
KBC Group NV ............... 3,073 223,596
Proximus SADP ............... 2,022 43,995
Sofina SA ................... 198 66,940
Solvay SA ................... 973 121,095
UCB SA .................... 1,583 150,486
Umicore SA ................. 2,436 129,241
1,739,277
Brazil — 0.1%
Yara International ASA .......... 2,127 110,805
Chile — 0.1%
Antofagasta plc ............... 4,848 112,925
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 162,675
Budweiser Brewing Co. APAC Ltd.
(e)
. 22,100 66,154
ESR Cayman Ltd.
(a)(e)
........... 21,400 70,383
Prosus NV
(a)
................. 6,148 684,142
Wilmar International Ltd. ......... 22,600 91,273
1,074,627
Denmark — 2.3%
Ambu A/S, Class B ............. 2,096 98,434
AP Moller - Maersk A/S, Class A .... 41 89,219
AP Moller - Maersk A/S, Class B .... 74 171,792
Carlsberg A/S, Class B .......... 1,293 198,294
Chr Hansen Holding A/S
(a)
........ 1,315 119,448
Coloplast A/S, Class B .......... 1,524 229,129
Danske Bank A/S .............. 8,480 158,639
Demant A/S
(a)
................ 1,367 57,866
DSV Panalpina A/S ............ 2,616 513,112
Genmab A/S
(a)
................ 828 272,324
GN Store Nord A/S ............. 1,644 129,397
H Lundbeck A/S ............... 927 31,654
Novo Nordisk A/S, Class B ....... 21,703 1,462,427
Novozymes A/S, Class B ......... 2,698 172,636
Orsted A/S
(e)
................. 2,396 386,871
Pandora A/S ................. 1,226 131,120
ROCKWOOL International A/S, Class B 102 42,931
Tryg A/S .................... 3,481 82,043
Vestas Wind Systems A/S ........ 2,493 514,273
4,861,609

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Finland — 1.2%
Elisa OYJ ................... 1,747 $ 104,792
Fortum OYJ ................. 5,443 145,377
Kesko OYJ, Class B ............ 3,461 105,846
Kone OYJ, Class B ............ 4,334 354,245
Neste OYJ .................. 5,345 283,850
Nokia OYJ
(a)
................. 71,026 283,652
Nordea Bank Abp ............. 40,693 401,246
Orion OYJ, Class B ............ 1,385 55,492
Sampo OYJ, Class A ........... 5,813 262,109
Stora Enso OYJ, Class R ........ 7,327 136,685
UPM-Kymmene OYJ ........... 6,733 241,969
Wartsila OYJ Abp .............. 5,901 61,859
2,437,122
France — 10.7%
Accor SA
(a)
.................. 2,301 86,692
Adevinta ASA
(a)
............... 3,059 45,073
Aeroports de Paris ............. 395 47,123
Air Liquide SA ................ 5,961 973,288
Airbus SE
(a)
.................. 7,432 842,918
Alstom SA
(a)
................. 3,339 166,372
Amundi SA
(e)
................. 804 64,257
Arkema SA .................. 814 98,580
Atos SE .................... 1,264 98,548
AXA SA .................... 24,300 652,315
BioMerieux .................. 551 70,098
BNP Paribas SA .............. 14,141 861,602
Bollore SA .................. 11,639 56,169
Bouygues SA ................ 2,914 116,719
Bureau Veritas SA ............. 3,526 100,338
Capgemini SE ................ 2,042 347,195
Carrefour SA ................. 7,725 139,866
Cie de Saint-Gobain ............ 6,439 380,233
Cie Generale des Etablissements
Michelin SCA .............. 2,157 323,054
CNP Assurances .............. 2,282 43,282
Covivio .................... 612 52,343
Credit Agricole SA
(a)
............ 14,347 207,776
Danone SA .................. 7,707 527,529
Dassault Aviation SA ........... 33 36,698
Dassault Systemes SE .......... 1,682 359,509
Edenred .................... 3,130 163,429
Eiffage SA
(a)
................. 1,069 106,888
Electricite de France SA ......... 7,785 104,430
Engie SA
(a)
.................. 23,207 329,663
EssilorLuxottica SA ............ 3,582 583,787
Eurazeo SE
(a)
................ 537 40,852
Faurecia SE ................. 1,445 76,927
Gecina SA .................. 601 82,728
Getlink SE
(a)
................. 5,227 80,127
Hermes International ........... 394 435,763
Iliad SA .................... 193 36,661
Ipsen SA ................... 501 42,948
Kering SA ................... 960 662,455
Klepierre SA ................. 2,450 57,026
La Francaise des Jeux SAEM
(e)
.... 1,103 50,123
Legrand SA ................. 3,407 316,538
L'Oreal SA .................. 3,170 1,214,368
LVMH Moet Hennessy Louis Vuitton SE 3,491 2,331,819
Natixis SA ................... 12,518 59,834
Orange SA .................. 25,324 311,636
Orpea SA ................... 664 76,890
Pernod Ricard SA ............. 2,622 490,784
Publicis Groupe SA ............ 2,776 169,287
Remy Cointreau SA ............ 300 55,410
Renault SA
(a)
................. 2,327 100,624
Security
Shares
Shares Value
France (continued)
Safran SA ................... 4,003 $ 544,518
Sanofi ..................... 14,196 1,403,759
Sartorius Stedim Biotech ......... 340 139,927
Schneider Electric SE ........... 6,756 1,029,176
SCOR SE ................... 1,940 66,082
SEB SA .................... 330 58,136
Societe Generale SA ........... 9,964 260,507
Sodexo SA
(a)
................. 1,160 111,138
Suez SA .................... 4,361 92,362
Teleperformance .............. 735 267,978
Thales SA ................... 1,328 131,803
TOTAL SE .................. 31,500 1,468,523
Ubisoft Entertainment SA
(a)
....... 1,162 88,319
Unibail-Rodamco-Westfield
(a)
...... 1,787 142,778
Valeo SA ................... 2,890 98,050
Veolia Environnement SA ........ 6,764 173,527
Vinci SA .................... 6,547 670,556
Vivendi SE .................. 10,445 342,843
Wendel SE .................. 369 45,793
Worldline SA
(a)(e)
.............. 3,016 252,490
22,066,839
Germany — 8.7%
adidas AG
(a)
................. 2,412 753,487
Allianz SE (Registered) .......... 5,185 1,318,831
Aroundtown SA ............... 12,558 89,436
BASF SE ................... 11,562 960,837
Bayer AG (Registered) .......... 12,315 780,438
Bayerische Motoren Werke AG .... 4,202 436,069
Bechtle AG .................. 346 64,908
Beiersdorf AG ................ 1,247 131,759
Brenntag SE ................. 1,917 163,767
Carl Zeiss Meditec AG .......... 472 71,147
Commerzbank AG
(a)
............ 11,700 71,798
Continental AG ............... 1,346 178,176
Covestro AG
(e)
................ 2,308 155,284
Daimler AG (Registered) ......... 10,809 964,701
Delivery Hero SE
(a)(e)
............ 1,643 212,961
Deutsche Bank AG (Registered)
(a)
... 24,963 298,582
Deutsche Boerse AG ........... 2,418 401,796
Deutsche Lufthansa AG (Registered)
(a)
3,133 41,554
Deutsche Post AG (Registered) .... 12,355 677,806
Deutsche Telekom AG (Registered) . 41,842 843,260
Deutsche Wohnen SE .......... 4,349 202,874
E.ON SE ................... 28,573 332,989
Evonik Industries AG ........... 2,692 95,256
Fresenius Medical Care AG & Co.
KGaA ................... 2,721 200,433
Fresenius SE & Co. KGaA ........ 5,288 235,635
GEA Group AG ............... 1,958 80,309
Hannover Rueck SE ............ 747 136,408
HeidelbergCement AG .......... 1,850 168,087
HelloFresh SE
(a)
............... 1,872 139,479
Henkel AG & Co. KGaA ......... 1,255 124,336
HOCHTIEF AG ............... 256 22,919
Infineon Technologies AG ........ 16,546 703,993
Just Eat Takeaway.com NV
(a)(e)
..... 1,499 137,932
KION Group AG ............... 890 87,937
Knorr-Bremse AG ............. 925 115,433
LANXESS AG ................ 1,089 80,373
LEG Immobilien SE ............ 886 116,542
Merck KGaA ................. 1,644 281,213
MTU Aero Engines AG .......... 650 153,118
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 539,562
Nemetschek SE ............... 741 47,301

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Germany (continued)
Puma SE ................... 1,233 $ 120,885
Rational AG ................. 65 50,492
RWE AG ................... 7,947 311,855
SAP SE .................... 13,118 1,609,011
Scout24 AG
(e)
................ 1,381 104,768
Siemens AG (Registered) ........ 9,606 1,578,377
Siemens Energy AG
(a)
........... 4,878 175,102
Siemens Healthineers AG
(e)
....... 3,428 185,804
Symrise AG ................. 1,640 198,984
TeamViewer AG
(a)
............. 2,023 86,516
Telefonica Deutschland Holding AG . 13,365 39,206
Uniper SE ................... 2,405 87,117
United Internet AG (Registered), Class
G ...................... 1,341 53,836
Volkswagen AG ............... 432 156,724
Vonovia SE .................. 6,760 441,761
Zalando SE
(a)(e)
............... 1,947 190,782
18,009,946
Hong Kong — 2.8%
AIA Group Ltd. ............... 152,354 1,864,321
ASM Pacific Technology Ltd. ...... 4,000 51,191
Bank of East Asia Ltd. (The) ...... 16,825 35,839
CK Asset Holdings Ltd. .......... 33,159 201,858
CK Infrastructure Holdings Ltd. ..... 9,000 53,655
CLP Holdings Ltd. ............. 20,783 202,358
Hang Lung Properties Ltd. ........ 27,000 70,477
Hang Seng Bank Ltd. ........... 9,574 185,910
Henderson Land Development Co. Ltd. 18,836 85,009
HK Electric Investments & HK Electric
Investments Ltd.
(b)
........... 35,000 34,776
HKT Trust & HKT Ltd.
(b)
.......... 50,100 71,511
Hong Kong & China Gas Co. Ltd. ... 133,543 211,744
Hong Kong Exchanges & Clearing Ltd. 15,207 902,169
Hongkong Land Holdings Ltd. ..... 13,800 67,871
Jardine Matheson Holdings Ltd. .... 2,600 170,344
Jardine Strategic Holdings Ltd. ..... 2,900 95,820
Link REIT ................... 25,500 232,655
Melco Resorts & Entertainment Ltd.,
ADR
(a)
................... 2,311 46,012
MTR Corp. Ltd. ............... 20,000 113,750
New World Development Co. Ltd. ... 18,361 95,380
PCCW Ltd. .................. 56,000 31,625
Power Assets Holdings Ltd. ....... 16,500 97,663
Sino Land Co. Ltd. ............. 37,311 52,070
Sun Hung Kai Properties Ltd. ...... 16,500 249,840
Swire Pacific Ltd., Class A ........ 6,500 48,964
Swire Properties Ltd. ........... 15,600 48,422
Techtronic Industries Co. Ltd. ...... 16,500 282,873
WH Group Ltd.
(e)
.............. 117,000 95,054
Wharf Real Estate Investment Co. Ltd. 19,953 112,203
Xinyi Glass Holdings Ltd. ........ 24,000 78,842
5,890,206
Ireland — 0.7%
CRH plc .................... 9,929 464,645
Flutter Entertainment plc ......... 2,051 439,957
Kerry Group plc, Class A ......... 2,022 252,525
Kingspan Group plc ............ 1,962 165,984
Smurfit Kappa Group plc ......... 3,082 144,609
1,467,720
Israel — 0.6%
Azrieli Group Ltd. .............. 564 34,852
Bank Hapoalim BM
(a)
........... 14,196 110,403
Bank Leumi Le-Israel BM
(a)
....... 18,004 118,593
Security
Shares
Shares Value
Israel (continued)
Check Point Software Technologies
Ltd.
(a)(d)
................... 1,450 $ 162,357
Elbit Systems Ltd. ............. 313 44,358
ICL Group Ltd. ................ 9,360 54,872
Israel Discount Bank Ltd., Class A
(a)
. 15,549 64,643
Mizrahi Tefahot Bank Ltd.
(a)
....... 1,858 48,449
Nice Ltd.
(a)
.................. 771 167,617
Teva Pharmaceutical Industries Ltd.,
ADR
(a)
................... 13,352 154,082
Wix.com Ltd.
(a)
................ 700 195,454
1,155,680
Italy — 2.1%
Amplifon SpA ................ 1,578 58,718
Assicurazioni Generali SpA ....... 13,610 271,916
Atlantia SpA
(a)
................ 6,193 115,897
Davide Campari-Milano NV ....... 6,845 76,613
DiaSorin SpA ................ 323 51,824
Enel SpA ................... 102,279 1,017,406
Eni SpA .................... 32,371 398,882
Ferrari NV .................. 1,568 328,000
FinecoBank Banca Fineco SpA
(a)
... 7,920 129,570
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 47,066
Intesa Sanpaolo SpA ........... 207,497 562,228
Mediobanca Banca di Credito
Finanziario SpA
(a)
........... 8,248 91,398
Moncler SpA ................. 2,379 136,242
Nexi SpA
(a)(e)
................. 5,591 97,548
Poste Italiane SpA
(e)
............ 6,946 88,211
Prysmian SpA ................ 3,194 103,710
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 74,753
Snam SpA .................. 25,938 143,799
Telecom Italia SpA ............. 181,364 100,843
Terna Rete Elettrica Nazionale SpA .. 17,272 130,440
UniCredit SpA ................ 26,209 276,842
4,301,906
Japan — 24.6%
ABC-Mart, Inc. ............... 400 22,588
Acom Co. Ltd. ................ 5,300 24,686
Advantest Corp. ............... 2,500 219,581
Aeon Co. Ltd. ................ 8,100 241,948
Aeon Mall Co. Ltd. ............. 1,400 24,425
AGC, Inc. ................... 2,500 104,938
Air Water, Inc. ................ 2,000 35,087
Aisin Corp. .................. 1,900 72,364
Ajinomoto Co., Inc. ............. 5,600 114,793
Alfresa Holdings Corp. .......... 2,500 48,266
Amada Co. Ltd. ............... 3,600 40,203
ANA Holdings, Inc.
(a)
............ 2,000 46,536
Asahi Group Holdings Ltd. ........ 5,800 245,518
Asahi Intecc Co. Ltd. ........... 2,300 63,486
Asahi Kasei Corp. ............. 15,700 181,236
Astellas Pharma, Inc.
(d)
.......... 23,200 357,380
Azbil Corp. .................. 1,600 68,983
Bandai Namco Holdings, Inc.
(d)
..... 2,500 178,719
Bank of Kyoto Ltd. (The) ......... 700 43,123
Bridgestone Corp. ............. 6,600 268,323
Brother Industries Ltd. .......... 3,000 66,631
Calbee, Inc. ................. 1,100 28,040
Canon, Inc. .................. 12,700 288,722
Capcom Co. Ltd. .............. 2,200 71,568
Casio Computer Co. Ltd.
(d)
........ 2,600 49,134
Central Japan Railway Co. ....... 1,800 269,497
Chiba Bank Ltd. (The) ........... 6,300 41,242

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Japan (continued)
Chubu Electric Power Co., Inc. ..... 8,100 $ 104,372
Chugai Pharmaceutical Co. Ltd. .... 8,500 345,388
Chugoku Electric Power Co., Inc.
(The)
(d)
................... 3,700 45,461
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 1,400 24,433
Concordia Financial Group Ltd. .... 14,300 58,002
Cosmos Pharmaceutical Corp. ..... 200 31,200
CyberAgent, Inc. .............. 5,200 93,863
Dai Nippon Printing Co. Ltd. ...... 3,200 67,122
Daifuku Co. Ltd. ............... 1,300 127,750
Dai-ichi Life Holdings, Inc. ........ 13,400 230,345
Daiichi Sankyo Co. Ltd. .......... 21,239 619,664
Daikin Industries Ltd. ........... 3,100 626,692
Daito Trust Construction Co. Ltd. ... 800 92,955
Daiwa House Industry Co. Ltd. ..... 7,200 211,314
Daiwa House REIT Investment Corp. 23 61,803
Daiwa Securities Group, Inc. ...... 18,500 95,829
Denso Corp. ................. 5,400 359,986
Dentsu Group, Inc. ............. 2,600 83,695
Disco Corp. .................. 400 126,402
East Japan Railway Co.
(d)
........ 3,800 270,208
Eisai Co. Ltd. ................ 3,200 215,085
ENEOS Holdings, Inc. .......... 39,550 179,433
FANUC Corp. ................ 2,400 576,977
Fast Retailing Co. Ltd. .......... 800 639,502
Fuji Electric Co. Ltd. ............ 1,600 66,945
FUJIFILM Holdings Corp. ........ 4,600 273,646
Fujitsu Ltd. .................. 2,500 363,784
Fukuoka Financial Group, Inc. ..... 1,900 36,051
GLP J-Reit .................. 47 77,231
GMO Payment Gateway, Inc. ...... 500 66,439
Hakuhodo DY Holdings, Inc. ...... 3,100 51,777
Hamamatsu Photonics KK ........ 1,700 100,715
Hankyu Hanshin Holdings, Inc. ..... 3,000 96,256
Harmonic Drive Systems, Inc. ..... 500 33,899
Hikari Tsushin, Inc. ............. 300 60,485
Hino Motors Ltd. .............. 3,400 29,243
Hirose Electric Co. Ltd. .......... 435 67,058
Hisamitsu Pharmaceutical Co., Inc. .. 500 32,625
Hitachi Construction Machinery Co. Ltd. 1,400 44,864
Hitachi Ltd. .................. 12,100 548,473
Hitachi Metals Ltd. ............. 2,900 47,870
Honda Motor Co. Ltd. ........... 20,500 617,983
Hoshizaki Corp. ............... 500 44,710
Hoya Corp. .................. 4,700 553,175
Hulic Co. Ltd. ................ 4,000 47,285
Ibiden Co. Ltd. ................ 1,300 60,063
Idemitsu Kosan Co. Ltd. ......... 2,425 62,602
Iida Group Holdings Co. Ltd. ...... 2,000 48,461
Inpex Corp. .................. 13,600 92,995
Isuzu Motors Ltd. .............. 7,300 78,401
Ito En Ltd. ................... 700 42,937
ITOCHU Corp. ............... 16,900 548,676
Itochu Techno-Solutions Corp. ..... 1,300 42,009
Japan Airlines Co. Ltd.
(a)
......... 1,500 33,594
Japan Airport Terminal Co. Ltd. .... 600 29,592
Japan Exchange Group, Inc. ...... 6,300 147,991
Japan Metropolitan Fund Invest .... 88 90,154
Japan Post Bank Co. Ltd.
(d)
....... 5,400 51,928
Japan Post Holdings Co. Ltd.
(a)
..... 19,800 176,462
Japan Post Insurance Co. Ltd. ..... 3,000 61,628
Japan Real Estate Investment Corp. . 17 100,460
Japan Tobacco, Inc.
(d)
........... 15,000 288,156
JFE Holdings, Inc. ............. 6,500 80,198
Security
Shares
Shares Value
Japan (continued)
JSR Corp. .................. 2,600 $ 78,686
Kajima Corp. ................. 5,200 73,961
Kakaku.com, Inc. .............. 1,800 49,270
Kansai Electric Power Co., Inc. (The) 8,400 91,072
Kansai Paint Co. Ltd. ........... 2,400 64,197
Kao Corp. ................... 6,100 403,629
KDDI Corp. .................. 20,200 622,376
Keihan Holdings Co. Ltd. ......... 1,300 54,119
Keikyu Corp. ................. 2,900 43,848
Keio Corp. .................. 1,200 80,793
Keisei Electric Railway Co. Ltd. .... 1,700 55,660
Keyence Corp. ............... 2,356 1,073,762
Kikkoman Corp. ............... 1,700 101,379
Kintetsu Group Holdings Co. Ltd.
(a)
.. 2,100 80,188
Kirin Holdings Co. Ltd. .......... 10,400 199,557
Kobayashi Pharmaceutical Co. Ltd. .. 600 56,040
Kobe Bussan Co. Ltd. ........... 1,600 42,900
Koei Tecmo Holdings Co. Ltd.
(d)
.... 780 35,116
Koito Manufacturing Co. Ltd. ...... 1,200 80,739
Komatsu Ltd. ................ 10,800 334,685
Konami Holdings Corp. .......... 1,200 71,640
Kose Corp. .................. 400 56,692
Kubota Corp. ................ 13,000 296,556
Kuraray Co. Ltd. .............. 4,200 48,045
Kurita Water Industries Ltd. ....... 1,300 55,854
Kyocera Corp. ................ 4,100 260,883
Kyowa Kirin Co. Ltd. ............ 3,500 104,816
Kyushu Electric Power Co., Inc.
(d)
... 5,000 49,374
Kyushu Railway Co. ............ 1,600 37,270
Lasertec Corp. ............... 900 118,855
Lawson, Inc. ................. 700 34,349
Lion Corp. .................. 3,000 58,483
LIXIL Group Corp. ............. 3,500 97,402
M3, Inc. .................... 5,600 384,429
Makita Corp. ................. 2,700 115,970
Marubeni Corp. ............... 21,200 177,064
Marui Group Co. Ltd. ........... 2,500 47,119
Mazda Motor Corp. ............ 7,600 62,270
McDonald's Holdings Co. Japan Ltd. . 900 41,484
Medipal Holdings Corp. .......... 2,300 44,209
MEIJI Holdings Co. Ltd. ......... 1,300 83,598
Mercari, Inc.
(a)
................ 1,000 45,654
MINEBEA MITSUMI, Inc. ........ 4,600 118,066
MISUMI Group, Inc. ............ 3,400 99,040
Mitsubishi Chemical Holdings Corp. . 15,800 118,667
Mitsubishi Corp. ............... 16,800 476,264
Mitsubishi Electric Corp. ......... 22,900 349,982
Mitsubishi Estate Co. Ltd. ........ 15,000 262,672
Mitsubishi Gas Chemical Co., Inc. .. 2,200 54,115
Mitsubishi HC Capital, Inc. ........ 8,300 50,173
Mitsubishi Heavy Industries Ltd. .... 4,000 124,551
Mitsubishi UFJ Financial Group, Inc. . 154,260 824,873
Mitsui & Co. Ltd. .............. 20,800 434,103
Mitsui Chemicals, Inc. ........... 2,400 75,955
Mitsui Fudosan Co. Ltd. ......... 11,400 259,869
Miura Co. Ltd. ................ 1,100 59,518
Mizuho Financial Group, Inc. ...... 30,370 439,162
MonotaRO Co. Ltd. ............ 3,000 81,385
MS&AD Insurance Group Holdings, Inc. 5,600 164,730
Murata Manufacturing Co. Ltd. ..... 7,100 571,518
Nabtesco Corp. ............... 1,500 68,637
Nagoya Railroad Co. Ltd.
(a)
....... 2,400 57,177
NEC Corp. .................. 3,200 188,946
Nexon Co. Ltd. ............... 5,900 191,443
NGK Insulators Ltd. ............ 2,900 53,222

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Japan (continued)
NGK Spark Plug Co. Ltd. ........ 2,100 $ 36,382
NH Foods Ltd. ................ 900 38,624
Nidec Corp. ................. 5,600 682,796
Nihon M&A Center, Inc. .......... 3,800 103,070
Nintendo Co. Ltd.
(d)
............ 1,400 789,090
Nippon Building Fund, Inc. ........ 19 111,963
Nippon Express Co. Ltd. ......... 800 59,674
Nippon Paint Holdings Co. Ltd. ..... 9,500 137,215
Nippon Prologis REIT, Inc. ........ 27 86,820
Nippon Sanso Holdings Corp. ..... 1,700 32,413
Nippon Shinyaku Co. Ltd. ........ 600 44,671
Nippon Steel Corp. ............. 9,900 168,970
Nippon Telegraph & Telephone Corp. 16,200 417,991
Nippon Yusen KK .............. 2,000 68,401
Nissan Chemical Corp. .......... 1,500 80,254
Nissan Motor Co. Ltd.
(a)
.......... 28,700 160,337
Nisshin Seifun Group, Inc. ........ 2,600 43,444
Nissin Foods Holdings Co. Ltd.
(d)
... 800 59,313
Nitori Holdings Co. Ltd. .......... 1,000 193,704
Nitto Denko Corp. ............. 1,900 162,869
Nomura Holdings, Inc. .......... 40,200 212,998
Nomura Real Estate Holdings, Inc. .. 1,700 41,092
Nomura Real Estate Master Fund, Inc. 52 78,291
Nomura Research Institute Ltd. .... 4,010 124,582
NSK Ltd. ................... 4,800 49,353
NTT Data Corp. ............... 7,700 119,419
Obayashi Corp. ............... 8,600 78,939
Obic Co. Ltd. ................. 800 146,793
Odakyu Electric Railway Co. Ltd. ... 3,500 95,767
Oji Holdings Corp. ............. 11,600 75,214
Olympus Corp. ............... 14,400 298,712
Omron Corp. ................. 2,400 187,998
Ono Pharmaceutical Co. Ltd. ...... 4,700 122,916
Oracle Corp. Japan ............ 500 48,948
Oriental Land Co. Ltd. .......... 2,500 376,203
ORIX Corp. .................. 16,600 280,752
Orix JREIT, Inc. ............... 31 53,992
Osaka Gas Co. Ltd. ............ 5,000 97,574
Otsuka Corp. ................ 1,400 65,645
Otsuka Holdings Co. Ltd. ........ 4,900 207,804
Pan Pacific International Holdings
Corp. .................... 5,300 125,103
Panasonic Corp. .............. 27,600 357,405
PeptiDream, Inc.
(a)
............. 1,200 54,971
Persol Holdings Co. Ltd. ......... 2,400 47,175
Pigeon Corp. ................. 1,300 49,295
Pola Orbis Holdings, Inc. ......... 1,200 28,941
Rakuten Group, Inc. ............ 10,400 124,247
Recruit Holdings Co. Ltd. ........ 17,000 834,806
Renesas Electronics Corp.
(a)
...... 9,700 106,204
Resona Holdings, Inc.
(d)
......... 25,300 106,273
Ricoh Co. Ltd. ................ 8,900 90,719
Rinnai Corp. ................. 400 44,865
Rohm Co. Ltd. ................ 1,100 107,881
Ryohin Keikaku Co. Ltd. ......... 3,000 71,209
Santen Pharmaceutical Co. Ltd. .... 4,400 60,681
SBI Holdings, Inc. ............. 2,945 80,028
SCSK Corp. ................. 700 41,602
Secom Co. Ltd. ............... 2,700 227,615
Sega Sammy Holdings, Inc. ....... 2,268 35,449
Seibu Holdings, Inc. ............ 2,600 28,713
Seiko Epson Corp.
(d)
............ 3,700 60,403
Sekisui Chemical Co. Ltd. ........ 4,300 82,798
Sekisui House Ltd. ............. 7,800 167,779
Seven & i Holdings Co. Ltd. ....... 9,340 377,162
Security
Shares
Shares Value
Japan (continued)
SG Holdings Co. Ltd. ........... 4,200 $ 96,429
Sharp Corp. ................. 2,300 39,824
Shimadzu Corp. ............... 2,700 97,903
Shimamura Co. Ltd. ............ 200 23,111
Shimano, Inc. ................ 900 214,956
Shimizu Corp. ................ 7,300 59,109
Shin-Etsu Chemical Co. Ltd. ...... 4,400 745,362
Shinsei Bank Ltd. .............. 2,100 33,938
Shionogi & Co. Ltd. ............ 3,300 178,150
Shiseido Co. Ltd. .............. 5,100 342,996
Shizuoka Bank Ltd. (The) ........ 5,700 44,809
SMC Corp. .................. 800 465,904
SoftBank Corp.
(d)
.............. 35,800 465,743
SoftBank Group Corp. .......... 19,700 1,677,211
Sohgo Security Services Co. Ltd. ... 900 42,589
Sompo Holdings, Inc. ........... 4,100 157,096
Sony Group Corp. ............. 15,900 1,682,752
Square Enix Holdings Co. Ltd. ..... 1,200 66,743
Stanley Electric Co. Ltd. ......... 1,800 53,762
Subaru Corp. ................ 7,800 155,895
SUMCO Corp. ................ 3,100 71,044
Sumitomo Chemical Co. Ltd. ...... 17,900 92,870
Sumitomo Corp. .............. 15,000 214,675
Sumitomo Dainippon Pharma Co. Ltd. 2,100 36,633
Sumitomo Electric Industries Ltd. ... 9,200 138,338
Sumitomo Metal Mining Co. Ltd. .... 2,800 121,339
Sumitomo Mitsui Financial Group, Inc. 16,300 590,831
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 143,047
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 134,609
Sundrug Co. Ltd. .............. 1,000 36,637
Suntory Beverage & Food Ltd. ..... 1,800 67,123
Suzuken Co. Ltd. .............. 700 27,387
Suzuki Motor Corp. ............ 4,600 209,527
Sysmex Corp. ................ 2,100 226,682
T&D Holdings, Inc.
(d)
............ 6,400 82,353
Taiheiyo Cement Corp. .......... 1,600 42,159
Taisei Corp. ................. 2,500 96,453
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 32,310
Takeda Pharmaceutical Co. Ltd.
(d)
... 19,971 727,986
TDK Corp. .................. 1,600 222,732
Teijin Ltd.
(d)
.................. 2,400 41,408
Terumo Corp. ................ 8,100 293,125
THK Co. Ltd. ................. 1,600 55,512
TIS, Inc. .................... 2,900 69,429
Tobu Railway Co. Ltd. ........... 2,500 67,339
Toho Co. Ltd. ................ 1,500 60,943
Toho Gas Co. Ltd.
(d)
............ 1,000 61,709
Tohoku Electric Power Co., Inc. .... 5,700 53,898
Tokio Marine Holdings, Inc. ....... 7,800 371,211
Tokyo Century Corp.
(d)
.......... 600 40,427
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 64,182
Tokyo Electron Ltd. ............ 1,900 825,804
Tokyo Gas Co. Ltd. ............ 4,800 106,938
Tokyu Corp. ................. 6,600 88,019
Tokyu Fudosan Holdings Corp. ..... 6,800 40,430
Toppan Printing Co. Ltd. ......... 3,300 55,946
Toray Industries, Inc. ........... 16,800 108,465
Toshiba Corp. ................ 5,000 169,236
Tosoh Corp. ................. 3,500 67,034
TOTO Ltd. .................. 1,700 104,628
Toyo Suisan Kaisha Ltd. ......... 1,000 41,969
Toyoda Gosei Co. Ltd. .......... 900 23,727

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Japan (continued)
Toyota Industries Corp. .......... 1,900 $ 169,783
Toyota Motor Corp. ............ 26,600 2,070,013
Toyota Tsusho Corp. ............ 2,800 117,909
Trend Micro, Inc. .............. 1,600 80,317
Tsuruha Holdings, Inc. .......... 500 64,519
Unicharm Corp. ............... 5,100 214,152
United Urban Investment Corp. .... 39 52,487
USS Co. Ltd. ................. 2,900 56,879
Welcia Holdings Co. Ltd. ......... 1,200 41,172
West Japan Railway Co. ......... 2,100 116,520
Yakult Honsha Co. Ltd. .......... 1,500 75,897
Yamada Holdings Co. Ltd. ........ 8,400 45,395
Yamaha Corp. ................ 1,600 87,189
Yamaha Motor Co. Ltd. .......... 3,700 91,059
Yamato Holdings Co. Ltd. ........ 3,700 101,607
Yamazaki Baking Co. Ltd. ........ 1,600 25,851
Yaskawa Electric Corp. .......... 2,900 144,891
Yokogawa Electric Corp. ......... 3,000 55,418
Z Holdings Corp. .............. 33,400 166,606
ZOZO, Inc. .................. 1,400 41,474
50,981,231
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 1,866 58,536
Luxembourg — 0.2%
ArcelorMittal SA ............... 8,720 250,974
Eurofins Scientific SE ........... 1,690 161,531
SES SA, FDR ................ 4,843 38,420
450,925
Macau — 0.2%
Galaxy Entertainment Group Ltd.
(a)
.. 28,000 253,129
Sands China Ltd.
(a)
............. 30,400 152,369
SJM Holdings Ltd. ............. 26,000 34,119
Wynn Macau Ltd.
(a)
............ 20,800 40,467
480,084
Mexico — 0.0%
Fresnillo plc ................. 2,334 27,800
Netherlands — 4.7%
ABN AMRO Bank NV, CVA
(a)(e)
..... 5,624 68,275
Adyen NV
(a)(e)
................ 228 508,761
Aegon NV ................... 23,684 112,529
Akzo Nobel NV ............... 2,463 274,984
Argenx SE
(a)
................. 570 156,735
ASM International NV ........... 595 172,516
ASML Holding NV ............. 5,353 3,284,436
EXOR NV ................... 1,319 111,248
Heineken Holding NV ........... 1,432 127,245
Heineken NV ................ 3,261 334,768
ING Groep NV ................ 49,047 599,065
JDE Peet's NV
(a)
.............. 950 34,827
Koninklijke Ahold Delhaize NV ..... 13,594 379,175
Koninklijke DSM NV ............ 2,152 363,814
Koninklijke KPN NV ............ 44,704 151,638
Koninklijke Philips NV ........... 11,517 656,761
Koninklijke Vopak NV ........... 935 46,523
NN Group NV ................ 3,735 182,199
Randstad NV ................ 1,393 97,782
Royal Dutch Shell plc, Class A ..... 51,419 999,532
Royal Dutch Shell plc, Class B ..... 46,814 861,727
Wolters Kluwer NV ............. 3,422 297,217
9,821,757
Security
Shares
Shares Value
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)
(a)
.......... 9,034 $ 54,536
Auckland International Airport Ltd.
(a)
. 15,598 85,642
Fisher & Paykel Healthcare Corp. Ltd. 7,121 159,884
Mercury NZ Ltd. ............... 8,325 37,834
Meridian Energy Ltd. ........... 17,039 64,234
Ryman Healthcare Ltd. .......... 5,318 56,922
Spark New Zealand Ltd. ......... 21,630 67,749
Xero Ltd.
(a)
.................. 1,538 148,857
675,658
Norway — 0.5%
DNB ASA ................... 11,820 252,037
Equinor ASA ................. 12,472 243,450
Gjensidige Forsikring ASA ........ 2,659 62,360
Mowi ASA ................... 5,540 137,595
Norsk Hydro ASA .............. 15,926 102,292
Orkla ASA ................... 8,866 86,949
Schibsted ASA, Class A ......... 958 40,266
Schibsted ASA, Class B ......... 1,303 46,703
Telenor ASA ................. 8,961 157,873
1,129,525
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 197,047
Galp Energia SGPS SA ......... 6,665 77,263
Jeronimo Martins SGPS SA ....... 3,347 56,324
330,634
Russia — 0.0%
Evraz plc ................... 6,748 53,740
Singapore — 1.1%
Ascendas REIT ............... 43,590 99,019
CapitaLand Integrated Commercial
Trust .................... 58,083 93,984
CapitaLand Ltd. ............... 34,092 95,523
City Developments Ltd.
(d)
......... 5,431 32,301
DBS Group Holdings Ltd. ........ 22,867 490,300
Genting Singapore Ltd. .......... 80,400 55,086
Keppel Corp. Ltd. .............. 17,302 68,548
Mapletree Commercial Trust ...... 22,200 35,076
Mapletree Logistics Trust ........ 34,747 49,963
Oversea-Chinese Banking Corp. Ltd. 42,535 372,139
Singapore Airlines Ltd.
(a)
......... 18,000 74,333
Singapore Exchange Ltd. ........ 9,500 70,459
Singapore Technologies Engineering
Ltd.
(d)
.................... 20,781 60,193
Singapore Telecommunications Ltd. . 101,050 183,614
Suntec REIT ................. 24,100 28,012
United Overseas Bank Ltd. ....... 15,059 290,368
UOL Group Ltd. ............... 5,646 33,203
Venture Corp. Ltd. ............. 3,600 53,757
2,185,878
South Africa — 0.3%
Anglo American plc ............ 15,462 605,613
Spain — 2.4%
ACS Actividades de Construccion y
Servicios SA ............... 2,977 98,942
Aena SME SA
(a)(e)
.............. 821 133,198
Amadeus IT Group SA
(a)
......... 5,665 403,507
Banco Bilbao Vizcaya Argentaria SA . 84,819 442,005
Banco Santander SA ........... 217,250 740,998
CaixaBank SA ................ 55,896 173,545
Cellnex Telecom SA
(e)
........... 4,016 231,515
Enagas SA .................. 3,015 65,639

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Spain (continued)
Endesa SA .................. 4,163 $ 110,329
Ferrovial SA ................. 6,295 164,494
Grifols SA ................... 3,727 97,543
Iberdrola SA ................. 76,614 988,852
Industria de Diseno Textil SA ...... 13,555 447,857
Naturgy Energy Group SA ........ 3,421 83,995
Red Electrica Corp. SA .......... 5,673 100,627
Repsol SA .................. 19,113 237,230
Siemens Gamesa Renewable Energy
SA
(a)
.................... 3,170 122,947
Telefonica SA ................ 63,178 284,041
4,927,264
Sweden — 3.4%
Alfa Laval AB ................ 3,904 117,992
Assa Abloy AB, Class B ......... 12,747 366,864
Atlas Copco AB, Class A ......... 8,374 510,540
Atlas Copco AB, Class B ......... 4,858 253,186
Boliden AB .................. 3,348 124,222
Electrolux AB ................ 2,964 82,402
Epiroc AB, Class A ............. 8,142 184,451
Epiroc AB, Class B ............. 5,188 108,074
EQT AB
(a)
................... 3,058 100,681
Essity AB, Class B ............. 7,695 243,202
Evolution Gaming Group AB
(e)
..... 2,031 299,095
Fastighets AB Balder, Class B
(a)
.... 1,283 63,518
H & M Hennes & Mauritz AB, Class B 9,772 220,227
Hexagon AB, Class B ........... 3,495 322,618
Husqvarna AB, Class B .......... 5,551 80,027
ICA Gruppen AB .............. 1,291 63,132
Industrivarden AB, Class A ....... 1,354 49,814
Industrivarden AB, Class C ....... 1,883 66,082
Investment AB Latour, Class B ..... 1,900 49,232
Investor AB, Class B ............ 5,739 457,914
Kinnevik AB, Class B
(a)
.......... 2,905 141,189
L E Lundbergforetagen AB, Class B . 1,010 55,161
Lundin Energy AB ............. 2,489 78,284
Nibe Industrier AB, Class B ....... 4,003 124,147
Sandvik AB .................. 14,218 389,032
Securitas AB, Class B ........... 4,163 70,803
Skandinaviska Enskilda Banken AB,
Class A .................. 20,626 251,606
Skanska AB, Class B ........... 4,093 102,651
SKF AB, Class B .............. 4,643 132,114
Svenska Cellulosa AB SCA, Class B . 7,777 137,653
Svenska Handelsbanken AB, Class A 19,458 211,532
Swedbank AB, Class A .......... 11,445 201,797
Swedish Match AB ............. 2,029 158,285
Tele2 AB, Class B ............. 6,403 86,376
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 486,759
Telia Co. AB ................. 29,988 130,021
Volvo AB, Class B ............. 18,042 456,914
6,977,597
Switzerland — 9.2%
ABB Ltd. (Registered) ........... 23,066 701,702
Adecco Group AG (Registered) .... 1,862 125,595
Alcon, Inc.
(a)
................. 6,161 432,351
Baloise Holding AG (Registered)
(d)
.. 592 100,671
Banque Cantonale Vaudoise
(Registered) ............... 386 37,663
Barry Callebaut AG (Registered) .... 35 79,243
Chocoladefabriken Lindt & Spruengli
AG
(a)
.................... 13 113,246
Security
Shares
Shares Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli
AG (Registered)
(a)
........... 2 $ 182,738
Cie Financiere Richemont SA
(Registered) ............... 6,606 634,330
Clariant AG (Registered) ......... 2,648 53,429
Coca-Cola HBC AG ............ 2,617 83,180
Credit Suisse Group AG (Registered)
(a)
30,440 322,036
EMS-Chemie Holding AG (Registered) 98 87,545
Geberit AG (Registered) ......... 468 297,856
Givaudan SA (Registered) ........ 115 443,583
Julius Baer Group Ltd. .......... 2,750 175,735
Kuehne + Nagel International AG
(Registered) ............... 667 190,513
LafargeHolcim Ltd. (Registered)
(a)
... 6,525 383,702
Logitech International SA (Registered) 2,020 211,846
Lonza Group AG (Registered)
(a)
.... 939 525,182
Nestle SA (Registered) .......... 36,229 4,038,678
Novartis AG (Registered) ........ 27,891 2,384,143
Partners Group Holding AG ....... 230 293,923
Roche Holding AG ............. 9,237 2,999,755
Schindler Holding AG ........... 508 149,255
Schindler Holding AG (Registered) .. 231 66,280
SGS SA (Registered) ........... 75 213,105
Sika AG (Registered) ........... 1,771 506,425
Sonova Holding AG (Registered)
(a)
.. 696 184,492
STMicroelectronics NV .......... 7,934 303,121
Straumann Holding AG (Registered) . 128 159,810
Swatch Group AG (The) ......... 377 108,553
Swatch Group AG (The) (Registered) 521 29,051
Swiss Life Holding AG (Registered) .. 376 184,780
Swiss Prime Site AG (Registered) ... 947 87,425
Swiss Re AG ................. 3,620 356,002
Swisscom AG (Registered) ....... 329 176,514
Temenos AG (Registered)
(a)
....... 803 115,864
UBS Group AG (Registered) ...... 46,326 716,732
Vifor Pharma AG .............. 605 82,336
Zurich Insurance Group AG ....... 1,879 799,799
19,138,189
United Kingdom — 11.8%
3i Group plc ................. 12,301 195,494
Admiral Group plc ............. 2,316 98,988
Ashtead Group plc ............. 5,620 335,490
Associated British Foods plc
(a)
..... 4,434 147,313
AstraZeneca plc .............. 16,480 1,644,846
Auto Trader Group plc
(a)(e)
........ 12,141 92,830
AVEVA Group plc .............. 1,463 69,012
Aviva plc ................... 48,823 275,200
BAE Systems plc .............. 41,041 285,812
Barclays plc ................. 215,536 551,971
Barratt Developments plc ........ 12,384 127,382
Berkeley Group Holdings plc ...... 1,532 93,793
BP plc ..................... 254,883 1,035,324
British American Tobacco plc ...... 28,903 1,098,617
British Land Co. plc (The) ........ 11,235 78,164
BT Group plc
(a)
............... 114,493 244,249
Bunzl plc ................... 4,215 134,912
Burberry Group plc
(a)
........... 4,960 129,753
CK Hutchison Holdings Ltd. ....... 34,159 272,907
CNH Industrial NV ............. 12,504 193,564
Coca-Cola European Partners plc
(d)
. 2,626 136,972
Compass Group plc
(a)
........... 22,354 451,635
Croda International plc .......... 1,754 153,469
DCC plc .................... 1,289 111,808
Diageo plc .................. 29,364 1,206,318
Direct Line Insurance Group plc .... 18,282 78,920

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United Kingdom (continued)
Entain plc
(a)
.................. 7,296 $ 152,579
Experian plc ................. 11,682 402,457
GlaxoSmithKline plc ............ 63,307 1,120,713
Halma plc ................... 4,761 155,764
Hargreaves Lansdown plc ........ 4,262 90,557
HSBC Holdings plc ............ 256,515 1,495,143
Imperial Brands plc ............ 12,079 247,631
Informa plc
(a)
................. 19,097 147,451
InterContinental Hotels Group plc ... 2,130 146,479
Intertek Group plc ............. 2,023 156,208
J Sainsbury plc ............... 23,366 78,136
JD Sports Fashion plc
(a)
......... 6,486 73,731
Johnson Matthey plc ........... 2,573 106,882
Kingfisher plc
(a)
............... 26,020 114,047
Land Securities Group plc ........ 9,146 86,966
Legal & General Group plc ....... 73,837 283,499
Lloyds Banking Group plc ........ 888,339 521,122
London Stock Exchange Group plc .. 3,957 378,288
M&G plc .................... 33,500 95,732
Melrose Industries plc
(a)
......... 59,712 137,307
Mondi plc ................... 6,082 155,050
National Grid plc .............. 44,311 525,997
Natwest Group plc ............. 59,808 161,830
Next plc
(a)
................... 1,623 175,904
Ocado Group plc
(a)
............. 5,933 166,345
Pearson plc ................. 9,180 97,886
Persimmon plc ............... 4,139 167,653
Phoenix Group Holdings plc ...... 6,962 70,386
Prudential plc ................ 32,831 699,384
Reckitt Benckiser Group plc ....... 9,018 807,204
RELX plc ................... 24,248 608,159
Rentokil Initial plc .............. 23,374 156,054
Rolls-Royce Holdings plc
(a)
....... 107,406 155,975
RSA Insurance Group plc ........ 13,648 128,035
Sage Group plc (The) ........... 13,453 113,654
Schroders plc ................ 1,653 79,752
Segro plc ................... 14,984 193,640
Severn Trent plc .............. 3,146 100,066
Smith & Nephew plc ............ 11,036 209,518
Smiths Group plc .............. 4,753 100,690
Spirax-Sarco Engineering plc ...... 917 144,077
SSE plc .................... 12,985 260,362
St. James's Place plc ........... 6,429 112,869
Standard Chartered plc .......... 32,915 226,638
Standard Life Aberdeen plc ....... 28,351 113,263
Taylor Wimpey plc ............. 45,830 113,947
Tesco plc ................... 96,771 305,528
Unilever plc .................. 18,541 1,034,533
Unilever plc .................. 14,487 808,372
United Utilities Group plc ......... 8,430 107,722
Vodafone Group plc ............ 340,361 620,674
Whitbread plc
(a)
............... 2,676 126,322
Wm Morrison Supermarkets plc .... 29,757 74,841
WPP plc .................... 15,652 199,461
24,357,226
United States — 0.6%
CyberArk Software Ltd.
(a)
......... 497 64,282
Ferguson plc ................. 2,822 337,102
Security
Shares
Shares Value
United States (continued)
James Hardie Industries plc, CDI ... 5,471 $ 165,353
QIAGEN NV
(a)
................ 2,837 137,308
Stellantis NV ................. 25,637 453,433
Tenaris SA .................. 6,279 71,003
1,228,481
Total Common Stocks — 98.3%
(Cost: $177,467,265) ............................. 203,490,660
Preferred Securities — 0.7%
Preferred Stocks — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG
(Preference) ............... 733 58,352
Fuchs Petrolub SE (Preference) .... 924 44,278
Henkel AG & Co. KGaA (Preference) 2,243 252,189
Porsche Automobil Holding SE
(Preference) ............... 1,910 202,653
Sartorius AG (Preference) ........ 451 224,850
Volkswagen AG (Preference) ...... 2,362 661,173
1,443,495
Total Preferred Stocks — 0.7%
(Cost: $687,720) ................................ 1,443,495
Rights — 0.0%
Australia — 0.0%
Computershare Ltd. (Expires
04/19/21)
(a)
................ 697 805
Italy — 0.0%
Snam SpA (Expires 04/07/21)
(a)
.... 25,938 26
Total Rights — 0.0%
(Cost: $–) .................................... 831
Total Long-Term Investments — 99.0%
(Cost: $178,154,985) ............................. 204,934,986
Short-Term Securities — 1.9%
(f)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 102,748 102,748
SL Liquidity Series, LLC, Money Market
Series, 0.16%
(g)
............. 3,773,843 3,774,975
Total Short-Term Securities — 1.9%
(Cost: $3,878,037) .............................. 3,877,723
Total Investments — 100.9%
(Cost: $182,033,022) ............................. 208,812,709
Liabilities in Excess of Other Assets — (0.9)% ............ (1,780,768)
Net Assets — 100.0% .............................. $ 207,031,941
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 207,683 $ — $ (104,935) $ — $ — $ 102,748 102,748 $ 5 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,379,240 — (2,604,260) 133 (138) 3,774,975 3,773,843 1,508
(b)
—
$ 133 $ (138) $ 3,877,723 $ 1,513 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nikkei 225 Index .......................................................... 3 06/10/21 $ 396 $ 6,387
SPI 200 Index ............................................................ 2 06/17/21 257 1,751
EURO STOXX 50 Index ..................................................... 14 06/18/21 635 8,603
FTSE 100 Index .......................................................... 4 06/18/21 368 (2,080)
$ 14,661
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
FDR Fiduciary Depositary Receipt
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 16,457,328 $ 3 $ 16,457,331
Austria .............................................. — 374,529 — 374,529
Belgium ............................................. — 1,739,277 — 1,739,277
Brazil ............................................... — 110,805 — 110,805
Chile ............................................... — 112,925 — 112,925
China ............................................... — 1,074,627 — 1,074,627
Denmark ............................................. — 4,861,609 — 4,861,609
Finland .............................................. — 2,437,122 — 2,437,122
France .............................................. 55,410 22,011,429 — 22,066,839
Germany ............................................ 175,102 17,834,844 — 18,009,946
Hong Kong ........................................... 46,012 5,844,194 — 5,890,206
Ireland .............................................. — 1,467,720 — 1,467,720
Israel ............................................... 511,893 643,787 — 1,155,680
Italy ................................................ — 4,301,906 — 4,301,906
Japan ............................................... 25,851 50,955,380 — 50,981,231
Jordan .............................................. — 58,536 — 58,536
Luxembourg .......................................... — 450,925 — 450,925
Macau .............................................. — 480,084 — 480,084
Mexico .............................................. — 27,800 — 27,800
Netherlands ........................................... — 9,821,757 — 9,821,757
New Zealand .......................................... — 675,658 — 675,658
Norway .............................................. — 1,129,525 — 1,129,525
Portugal ............................................. 56,324 274,310 — 330,634
Russia .............................................. — 53,740 — 53,740
Singapore ............................................ — 2,185,878 — 2,185,878
South Africa ........................................... — 605,613 — 605,613

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Spain ............................................... $ — $ 4,927,264 $ — $ 4,927,264
Sweden ............................................. — 6,977,597 — 6,977,597
Switzerland ........................................... — 19,138,189 — 19,138,189
United Kingdom ........................................ 1,171,505 23,185,721 — 24,357,226
United States .......................................... 517,715 710,766 — 1,228,481
Preferred Securities ...................................... — 1,443,495 — 1,443,495
Rights:
Australia ............................................. 805 — — 805
Italy ................................................ — 26 — 26
Short-Term Securities ....................................... 102,748 — — 102,748
Subtotal ....................................................
$ 2,663,365 $ 202,374,366 $ 3 $ 205,037,734
Investments Valued at NAV
(a)
...................................... 3,774,975
$ —
Total Investments .............................................. $ 208,812,709
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 16,741 $ — $ — $ 16,741
Liabilities:
Equity contracts ........................................... (2,080) — — (2,080)
$ 14,661 $ — $ — $ 14,661
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.